Item 1. Schedule of Investments:
--------------------------------

Putnam Money Market Fund

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam Money Market Fund
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
December 31, 2004 (Unaudited)

Commercial paper (65.0%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
Domestic (41.1%)
-----------------------------------------------------------------------------------------------------------
    $55,000,000  Amstel Funding Corp. 2.67s                                       6/15/2005     $54,327,510
     40,000,000  Amstel Funding Corp. 2.41s                                       2/28/2005      39,844,689
     35,000,000  Amstel Funding Corp. 2.1s                                        3/29/2005      34,822,375
     32,000,000  Amstel Funding Corp. 2.06s                                       2/22/2005      31,904,782
     18,000,000  Atlantic Asset Securitzation Corp. 2.49s                         3/28/2005      17,892,930
     37,000,000  Atlantic Asset Securitzation Corp. 2.48s                         3/31/2005      36,773,149
     16,788,000  Atlantic Asset Securitzation Corp. 2.4s                          1/14/2005      16,773,450
     21,000,000  Atlantic Asset Securitzation Corp. 2.34s                         1/10/2005      20,987,715
     30,000,000  Bank of America Corp. 2.42s                                      3/14/2005      29,854,800
     21,000,000  Bank of America Corp. 2.32s                                      2/7/2005       20,949,927
     35,000,000  Bank of America Corp. 2.18s                                      1/21/2005      34,957,611
     34,000,000  Bank of America Corp. 2.04s                                      2/4/2005       33,934,493
     25,310,000  CAFCO, LLC 2.43s                                                 3/4/2005       25,204,078
     25,000,000  CAFCO, LLC 2.31s                                                 2/11/2005      24,934,229
     29,750,000  CAFCO, LLC 2.24s                                                 2/4/2005       29,687,062
     25,500,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.41s                                                   2/24/2005      25,407,818
     51,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.31s                                                   2/3/2005       50,892,246
     30,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.25s                                                   2/2/2005       29,940,000
     30,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.17s                                                   1/11/2005      29,981,917
     25,000,000  Citibank Credit Card Issuance Trust
                 (Dakota) 2.01s                                                   1/4/2005       24,995,813
     26,000,000  Citigroup Global Markets Holdings, Inc.
                 2.36s                                                            2/18/2005      25,918,187
     20,000,000  Citigroup Global Markets Holdings, Inc.
                 2.06s                                                            1/25/2005      19,972,533
     30,000,000  CRC Funding, LLC 2.42s                                           3/9/2005       29,864,883
     28,000,000  CRC Funding, LLC 2.37s                                           2/14/2005      27,918,893
     30,000,000  CRC Funding, LLC 2.35s                                           2/23/2005      29,896,208
     20,000,000  CRC Funding, LLC 2.25s                                           1/19/2005      19,977,500
     38,000,000  CXC, LLC 2.42s                                                   3/7/2005       37,833,961
     15,590,000  Discover Card Master Trust I, 2000-A
                 (Newcastle) 2.28s                                                2/17/2005      15,543,594
     35,000,000  General Electric Capital Corp. 2.03s                             3/16/2005      34,853,953
     16,000,000  General Electric Capital Corp. 2.02s                             3/21/2005      15,929,076
     30,000,000  General Electric Capital Services 2.46s                          3/23/2005      29,833,950
     16,000,000  General Electric Capital Services 2.19s                          2/10/2005      15,961,067
     27,000,000  Govco, Inc. 2.42s                                                2/24/2005      26,901,990
     25,000,000  Govco, Inc. 2.4s                                                 3/8/2005       24,890,000
     30,000,000  Govco, Inc. 2.36s                                                2/8/2005       29,925,267
     23,000,000  Govco, Inc. 2.26s                                                2/17/2005      22,932,137
     46,000,000  Govco, Inc. 2.05s                                                1/20/2005      45,950,231
     16,000,000  Govco, Inc. 2s                                                   1/12/2005      15,990,222
     36,000,000  International Lease Finance Corp. 2.34s                          2/15/2005      35,894,700
     28,181,000  Jupiter Securitization Corp. 2.35s                               2/4/2005       28,118,454
     40,000,000  Morgan Stanley Dean Witter & Co. 2.37s                           2/14/2005      39,884,133
     30,000,000  Morgan Stanley Dean Witter & Co. 2.25s                           1/24/2005      29,956,875
     35,000,000  NATC California, LLC (Chase Manhattan
                 Bank Letter of credit (LOC)) 2.04s                               1/20/2005      34,962,317
     15,000,000  NATC California, LLC (Chase Manhattan
                 Bank (LOC)) 2.02s                                                1/18/2005      14,985,692
     40,000,000  Park Granada, LLC 2.4s                                           2/1/2005       39,917,333
     30,000,000  Park Granada, LLC 2.38s                                          1/19/2005      29,964,300
     20,000,000  Park Granada, LLC 2.08s                                          2/18/2005      19,944,533
     20,000,000  Park Granada, LLC 2.08s                                          2/14/2005      19,949,156
     32,000,000  Ranger Funding Co., LLC 2.38s                                    2/16/2005      31,902,684
     30,000,000  Ranger Funding Co., LLC 2.27s                                    1/26/2005      29,952,708
     20,000,000  Sheffield Receivables Corp. 2.18s                                1/13/2005      19,985,467
     45,000,000  Sheffield Receivables Corp. 144A FRN,
                 2.425s                                                           1/25/2005      44,999,702
     30,000,000  Thunder Bay Funding, Inc. 2.35s                                  2/3/2005       29,935,375
     54,892,000  Thunder Bay Funding, Inc. 2.03s                                  1/18/2005      54,839,380
     20,000,000  Windmill Funding Corp. 2.3s                                      2/16/2005      19,941,222
     20,081,000  Yorktown Capital, LLC 2.3s                                       2/2/2005       20,039,946
                                                                                              -------------
                                                                                              1,629,334,223
Foreign (23.9%)
-----------------------------------------------------------------------------------------------------------
     20,000,000  Abbey National North America, LLC 2.35s
                 (United Kingdom)                                                 1/6/2005       19,993,472
     29,000,000  Atlantis One Funding Corp. 2.35s
                 (Netherlands)                                                    2/2/2005       28,939,422
     28,000,000  Atlantis One Funding Corp. 1.94s
                 (Netherlands)                                                    2/22/2005      27,921,538
     38,000,000  Banco Bradesco S.A.  (Calyon (LOC))
                 2.66s (France)                                                   6/10/2005      37,550,756
     21,000,000  Banco Continental de Panama, S.A. Ser. B
                 (Calyon (LOC)) 2.04s (France)                                    1/10/2005      20,989,290
     25,000,000  BNP Paribas Finance, Inc. 2.369s
                 (France)                                                         1/3/2005       24,996,710
     30,000,000  CBA Delaware Finance 2.25s (Australia)                           2/17/2005      29,911,875
     20,000,000  COFCO Capital Corp. (Rabobank Nederland
                 (LOC)) 2.27s (Netherlands)                                       1/27/2005      19,967,211
     40,000,000  COFCO Capital Corp. (Rabobank Nederland
                 (LOC)) 2.22s (Netherlands)                                       1/13/2005      39,970,400
     36,000,000  Credit Suisse First Boston (USA), Inc.
                 2.3s (Switzerland)                                               1/31/2005      35,931,000
     40,000,000  Greenwich Capital Holdings, Inc. FRN,
                 2.316s (United Kingdom)                                          3/15/2005      40,000,000
     28,000,000  Greenwich Capital Holdings, Inc. FRN,
                 2.150s (United Kingdom)                                          4/8/2005       28,000,000
     37,025,000  HBOS Treasury Services PLC 2.45s (United
                 Kingdom)                                                         3/22/2005      36,823,419
     39,700,000  ING America Insurance Holdings 2.44s
                 (Netherlands)                                                    3/16/2005      39,500,882
     25,000,000  ING America Insurance Holdings 2.29s
                 (Netherlands)                                                    1/19/2005      24,971,375
     30,000,000  Nordea North America, Inc. 2.08s
                 (Sweden)                                                         3/16/2005      29,871,733
     24,600,000  Societe Generale 2.29s (France)                                  2/3/2005       24,548,360
     21,000,000  Spintab AB 2.42s (Sweden)                                        3/31/2005      20,874,362
     20,000,000  Spintab AB 2.28s (Sweden)                                        2/1/2005       19,960,733
     35,000,000  Spintab AB 2.2s (Sweden)                                         1/12/2005      34,976,472
     19,000,000  Stadshypotek Delaware, Inc. 2.34s
                 (Sweden)                                                         2/4/2005       18,958,010
     30,000,000  Toyota Motor Credit Corp. 2.27s (Japan)                          1/31/2005      29,943,250
     17,000,000  Toyota Motor Credit Corp. 2.21s (Japan)                          2/9/2005       16,959,299
     20,000,000  Tulip Funding Corp. 2.39s (Netherlands)                          1/28/2005      19,964,150
     47,000,000  Tulip Funding Corp. 2.37s (Netherlands)                          1/19/2005      46,944,305
     30,000,000  Tulip Funding Corp. 2.34s (Netherlands)                          1/24/2005      29,955,150
     18,000,000  Tulip Funding Corp. 2.34s (Netherlands)                          1/11/2005      17,988,300
     25,000,000  Tulip Funding Corp. 2.27s (Netherlands)                          1/4/2005       24,995,271
     66,000,000  UBS Finance (Delaware), LLC 2.345s
                 (Switzerland)                                                    1/3/2005       65,991,327
     16,500,000  WestLB AG 2.26s (Germany)                                        2/17/2005      16,451,316
     17,000,000  Westpac Capital Corp. 2.36s (Australia)                          3/24/2005      16,908,616
     40,000,000  Westpac Capital Corp. 2.06s (Australia)                          2/7/2005       39,915,311
     15,625,000  Westpac Trust Securities NZ, Ltd. 2.29s
                 (Australia)                                                      2/16/2005      15,579,280
                                                                                              -------------
                                                                                                946,252,595
                                                                                              -------------
                 Total Commercial paper  (cost $2,575,586,818)                               $2,575,586,818

Certificates of deposit (12.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                             Maturity date            Value
-----------------------------------------------------------------------------------------------------------
Domestic (4.3%)
-----------------------------------------------------------------------------------------------------------
     22,000,000  Citibank, N.A. 2.4s                                              3/7/2005       22,000,000
     34,000,000  Citibank, N.A. 2.295s                                            2/22/2005      34,000,000
     37,000,000  Wells Fargo & Co. 2.42s                                          1/7/2005       37,000,000
     32,000,000  Wells Fargo & Co. 2.37s                                          1/4/2005       32,000,000
     45,000,000  Wells Fargo Bank N.A. 2.35s                                      1/7/2005       44,999,999
                                                                                              -------------
                                                                                                169,999,999
Foreign (8.6%)
-----------------------------------------------------------------------------------------------------------
    $25,000,000  Bank of Nova Scotia FRN, Ser. YCD,
                 2.448s (Canada)                                                  3/4/2005      $25,002,600
     27,000,000  Barclays Bank PLC FRN, Ser. YCD1, 2.45s
                 (United Kingdom)                                                 3/24/2005      26,998,476
     35,000,000  Barclays Bank PLC Ser. ECD, 2.4475s
                 (United Kingdom)                                                 2/17/2005      34,999,545
     72,000,000  Calyon North America, Inc. Ser. ECD,
                 2.15s (France)                                                   3/30/2005      71,987,831
     27,000,000  Den Danske Bank AG Ser. YCD, 2.2s
                 (Denmark)                                                        2/10/2005      27,000,000
     17,000,000  Lloyds TSB Bank PLC FRN, Ser. YCD, 2.32s
                 (United Kingdom)                                                 9/30/2005      16,989,715
     35,000,000  Royal Bank of Scotland PLC FRN, Ser.
                 YCD, 2.425s (United Kingdom)                                     6/20/2005      34,988,625
     25,000,000  Societe Generale FRN, Ser. YCD, 2.38s
                 (France)                                                         6/14/2005      24,996,630
     39,000,000  Societe Generale Ser. ECD, 2.53s
                 (France)                                                         4/18/2005      38,998,769
     15,000,000  Societe Generale Ser. ECD, 2.24s
                 (France)                                                         2/18/2005      14,996,358
     25,000,000  Societe Generale Ser. ECD, 2s (France)                           3/7/2005       25,000,000
                                                                                              -------------
                                                                                                341,958,549
                                                                                              -------------
                 Total Certificates of deposit  (cost $511,958,548)                            $511,958,548

Corporate bonds and notes (5.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $45,000,000  National City Bank FRN, Ser. BKNT, 2.36s                         1/19/2005     $44,999,476
     19,700,000  National City Bank FRN, Ser. BKNT,
                 2.345s                                                           6/23/2005      19,697,182
     59,000,000  Toyota Motor Credit Corp. FRN Ser. MTN1,
                 2.338s (Japan)                                                   1/14/2005      59,000,000
     40,000,000  U. S. Bank N.A. FRN, Ser. BKNT, 2.437s                           12/5/2005      40,014,597
     45,000,000  Wells Fargo Bank NA FRN Ser. BKNT, 2.33s                         2/1/2005       45,000,000
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $208,711,255)                          $208,711,255

U.S. Government Agency Mortgage Obligations (4.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $24,000,000  Federal Home Loan Mortgage Corp. 1.98s                           3/8/2005      $23,912,880
     27,000,000  Federal Home Loan Mortgage Corp. 1.85s                           1/25/2005      26,966,700
     25,000,000  Federal National Mortgage Association
                 2.66s                                                            6/29/2005      24,669,347
     40,000,000  Federal National Mortgage Association
                 2.125s                                                           1/19/2005      39,957,500
     15,000,000  Federal National Mortgage Association
                 2.1s                                                             4/15/2005      14,909,000
     41,000,000  Federal National Mortgage Association
                 1.96s                                                            1/5/2005       40,991,024
                                                                                              -------------
                 Total U.S. Government Agency Mortgage Obligations  (cost $171,406,451)        $171,406,451

U.S. Government Agency Obligations (6.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $20,000,000  Fannie Mae notes, 1.6s                                           5/13/2005     $20,000,000
     45,000,000  Fannie Mae notes, 1.49s                                          2/8/2005       45,000,000
     26,700,000  Fannie Mae notes, 1.4s                                           5/3/2005       26,700,000
     45,000,000  Fannie Mae notes, 1.4s                                           3/29/2005      45,000,000
     30,000,000  Fannie Mae notes, 1.35s                                          4/28/2005      30,000,000
     39,500,000  Federal Home Loan Bank bonds, Ser. HL05,
                 1.45s                                                            3/11/2005      39,500,000
     36,000,000  Federal Home Loan Bank bonds, Ser. JX05,
                 1.4s                                                             4/1/2005       36,000,000
                                                                                              -------------
                 Total U.S. Government Agency Obligations  (cost $242,200,000)                 $242,200,000

Promissory notes (2.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $40,000,000  Goldman Sachs Group, Inc. (The) 2.199s
                 (acquired 10/26/04, cost $40,000,000)
                 (RES)                                                            4/22/2005     $40,000,000
     25,000,000  Goldman Sachs Group, Inc. (The) 2.187s
                 (acquired 10/20/04, cost $25,000,000)
                 (RES)                                                            4/18/2005      25,000,000
     50,000,000  Goldman Sachs Group, Inc. (The) 1.945s
                 (acquired 8/25/04, cost $50,000,000)
                 (RES)                                                            2/18/2005      50,000,000
                                                                                              -------------
                 Total Promissory notes  (cost $115,000,000)                                   $115,000,000

Asset backed securities (0.9%) (a) (cost $34,694,526)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                              Maturity date           Value
-----------------------------------------------------------------------------------------------------------
    $34,694,526  TIAA Real Estate CDO, Ltd. 144A FRN,
                 Ser. 03-1A, Class A1MM 2.448s (Cayman
                 Islands)                                                         3/28/2005     $34,694,526

Short-term investments (3.5%) (a) (cost $138,372,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $138,372,000 Interest in $700,000,000 joint tri-party
                 repurchase agreement dated December 31,
                 2004 with Goldman Sachs & Co. due
                 January 3, 2005 with respect to various
                 U.S. Government obligations- maturity
                 value of $138,398,406 for an effective
                 yeild of 2.29% (collateralized by Fannie
                 Mae with yields ranging from 5.00% to
                 7.00% and due dates ranging from January
                 1, 2009 to November 1, 2034, valued at
                 $714,000,000)                                                                 $138,372,000
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,997,929,598) (b)                                 $3,997,929,598
-----------------------------------------------------------------------------------------------------------


      NOTES

  (a) Percentages indicated are based on net assets of $3,961,354,456.

  (b) The aggregate identified cost on a financial reporting and tax basis is the same.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at December 31, 2004 was $115,000,000 or 2.9% of net assets.


      Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $28,111 for the period ended December 31, 2004.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates at December 31, 2004.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at December 31, 2004:
      (as a percentage of Market Value)

      Australia                2.6%
      Canada                   0.6
      Cayman Islands           0.9
      Denmark                  0.7
      France                   7.1
      Japan                    2.6
      Netherlands              8.0
      Sweden                   3.1
      Switzerland              2.6
      United Kingdom           6.0
      United States           65.4
      Other                    0.4

      Total                  100.0%

      Security valuation The valuation of the fund's portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest.
       Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005